Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 01, 2013
(Columbia Variable Portfolio - Asset Allocation Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.05%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.19%
Acquired fund fees and expenses	0.73%
Total annual Fund operating expenses	0.97%	[1]
Fee waivers and/or reimbursements	(0.08%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.89%
(Columbia Variable Portfolio - Asset Allocation Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.05%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.19%
Acquired fund fees and expenses	0.73%
Total annual Fund operating expenses	1.22%	[1]
Fee waivers and/or reimbursements	(0.08%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.14%
(Columbia Variable Portfolio - Contrarian Core Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%
Total annual Fund operating expenses	0.86%
Fee waivers and/or reimbursements	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.77%
(Columbia Variable Portfolio - Contrarian Core Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.09%
Total annual Fund operating expenses	1.11%
Fee waivers and/or reimbursements	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.02%
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.54%
Total annual Fund operating expenses	1.31%
Fee waivers and/or reimbursements	(0.52%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.54%
Total annual Fund operating expenses	1.56%
Fee waivers and/or reimbursements	(0.52%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%
(Columbia Variable Portfolio - Small Cap Value Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.13%
Total annual Fund operating expenses	1.00%
Fee waivers and/or reimbursements	(0.12%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.88%
(Columbia Variable Portfolio - Small Cap Value Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.13%
Total annual Fund operating expenses	1.25%
Fee waivers and/or reimbursements	(0.22%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.03%
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%
Total annual Fund operating expenses	1.12%
Fee waivers and/or reimbursements	(0.16%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.96%
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%
Total annual Fund operating expenses	1.37%
Fee waivers and/or reimbursements	(0.16%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.21%
(Columbia Variable Portfolio - Strategic Income Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.60%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%
Total annual Fund operating expenses	0.68%
(Columbia Variable Portfolio - Strategic Income Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.60%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.08%
Total annual Fund operating expenses	0.93%
(Variable Portfolio - AQR Managed Futures Strategy Fund) | Class 1 Shares
Operating Expenses:
Management fees	1.10%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%
Total annual Fund operating expenses	1.20%
Fee waivers and/or reimbursements	(0.20%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%
(Variable Portfolio - AQR Managed Futures Strategy Fund) | Class 2 Shares
Operating Expenses:
Management fees	1.10%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.10%
Total annual Fund operating expenses	1.45%
Fee waivers and/or reimbursements	(0.20%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.25%
(Variable Portfolio - Eaton Vance Global Macro Advantage Fund) | Class 1 Shares
Operating Expenses:
Management fees	1.10%
Distribution and/or service (Rule 12b-1) fees	none
Dividend expenses and borrowing costs on securities sold short	0.01%	[8]
Remainder of other expenses	0.17%
Total annual Fund operating expenses	1.28%
Fee waivers and/or reimbursements	(0.14%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.14%
(Variable Portfolio - Eaton Vance Global Macro Advantage Fund) | Class 2 Shares
Operating Expenses:
Management fees	1.10%
Distribution and/or service (Rule 12b-1) fees	0.25%
Dividend expenses and borrowing costs on securities sold short	0.01%	[8]
Remainder of other expenses	0.17%
Total annual Fund operating expenses	1.53%
Fee waivers and/or reimbursements	(0.14%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.39%
(Variable Portfolio - Goldman Sachs Commodity Strategy Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.63%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[10]
Total annual Fund operating expenses	0.73%
(Variable Portfolio - Goldman Sachs Commodity Strategy Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.63%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.10%	[10]
Total annual Fund operating expenses	0.98%

[1]	Total annual Fund operating expenses may not match "Total net expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment management services fees and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.13% for Class 1 and 0.38% for Class 2.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.77% for Class 1 and 1.02% for Class 2.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.88% for Class 1 and 1.03% for Class 2.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.96% for Class 1 and 1.21% for Class 2.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.00% for Class 1 and 1.25% for Class 2.
[8]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.
[9]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.13% for Class 1 and 1.38% for Class 2.
[10]	Other expenses are based on estimated amounts for the Fund's current fiscal year.